Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $6.82 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.20%
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $682.06 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.80%
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $772.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.50%)
Innovator U.S. Equity Power Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/30/2026; Exercise Price: $579.75 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(2.70%)